Commitments and Contingencies - Future Minimum Payments under Non-Cancellable Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Rental commitments [Member]
Operating Leased Assets [Line Items]
2016	$ 751
2017	$ 174
2018
Future minimum payments, Total	$ 925
Bandwidth Lease Commitments [Member]
Operating Leased Assets [Line Items]
2016	15,715
2017	9,965
Future minimum payments, Total	$ 25,680